SHAREHOLDERS’ NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt instrument, face amount						$ 74,000
Interest rate						8.00%
Maturity date						Dec. 31, 2022
Extended maturity date						Dec. 31, 2025
Proceeds from exercise of warrants					$ 25,000
Notes payable	$ 49,000		$ 49,000	$ 49,000
Interest expense	960	$ 960	3,840	3,840
Accrued interest	$ 16,399		$ 15,439	$ 11,599